Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend Income Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend Income Fund - Class A
Bar Chart Table:
Annual Return 2019	10.27%
Annual Return 2020	8.33%
Annual Return 2021	2.51%
Annual Return 2022	(11.91%)